Equipment (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Schedule of company's equipment
Equipment, net	$ 4,869	$ 5,559
Successor [Member]
Schedule of company's equipment
Equipment, net		5,559	$ 5,600
Predecessor [Member]
Schedule of company's equipment
Equipment, net			$ 5,600	$ 7,229
Computer equipment and software [Member] | Successor [Member]
Schedule of company's equipment
Equipment, gross		24,179
Computer equipment and software [Member] | Predecessor [Member]
Schedule of company's equipment
Equipment, gross				22,786
Furniture and other equipment [Member] | Successor [Member]
Schedule of company's equipment
Equipment, gross		2,997
Furniture and other equipment [Member] | Predecessor [Member]
Schedule of company's equipment
Equipment, gross				2,997
Equipment [Member] | Successor [Member]
Schedule of company's equipment
Equipment, gross		27,176
Less: accumulated depreciation		(21,617)
Equipment, net		$ 5,559
Equipment [Member] | Predecessor [Member]
Schedule of company's equipment
Equipment, gross				25,783
Less: accumulated depreciation				(18,553)
Equipment, net				$ 7,230